Employee benefit obligation - Provision for the Retirement Indemnity (Details) - Employee benefit obligation - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee benefit obligation
Provision, beginning balance	€ 183	€ 205
Past service cost	48	53
Financial costs	7	4
Actuarial gains and losses	(1)	(80)
Provision, ending balance	€ 237	€ 183